Options (Details Narrative) - USD ($)	1 Months Ended				9 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	505,000	505,000	560,400	253,846	505,000		560,400	263,846
Stock options, forfeited					25,800		(25,400)	(35,000)
Stock options, expired					35,700			(75,000)
Stock options, compensation cost					$ 141,594	$ 133,048	$ 169,828	$ 267,835
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted					2,000,000		2,000,000
Stock options, description					All options may be exercised for a period up to four and a half years following the grant date, after which they expire.		All options may be exercised for a period up to four 1/2 years following the grant date, after which they expire.
Stock options, vested period					5 years		5 years